[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
Internet: marguerite.bateman@sutherland.com
August 14, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MLIG Variable Insurance Trust
File Nos. 333-83074; 811-21038
Commissioners:
     On behalf of MLIG Variable Insurance Trust (the “Trust”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), is a conformed electronic format copy of post-effective amendment number 12 to the Trust’s Form N-1A registration statement referenced above (the “Amendment”).
     The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 solely to delay the effectiveness of a post-effective amendment filed on June 17, 2008. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).
     If you have any questions, please call the undersigned at the above number or Cynthia Beyea at (202) 383-0472.

Sincerely,
/s/ Marguerite C. Bateman
Marguerite C. Bateman

Attachment
cc:	Lori Salvo, Esq., MLIG Cynthia Beyea, Esq.